Summary of Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies and Recent Accounting Pronouncements	Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates and differences could be material.
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value as defined by FASB Accounting Standards Codification (ASC) 820, except for synthetic guaranteed investment contracts that are stated at contract value. Plan management determines the Plan's valuation policies utilizing information provided by the investment advisers, custodians and contract issuers.
The following is a description of the valuation methodologies used for the investments measured at fair value. There have been no changes in methodologies as of December 31, 2025 and 2024.
•Common stock: valued at the closing price reported on the active market on which the individual security is traded.
•Common collective trust and collective investment trust funds: valued at the net asset value of units of a collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value.
•Money market fund and mutual funds: valued at the daily closing price as reported by the fund. These funds are registered with the Securities and Exchange Commission and are required to publish their daily net asset value and to transact at that price. These funds held by the Plan are deemed to be actively traded.
The measurement methods as described above may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Plan provides participants various investment options, some of which are separately managed accounts. Separately managed accounts represent a portfolio of individual securities that are managed by professional investment managers appointed by Plan management. Unlike a mutual fund or common collective trust fund, the Plan directly owns the individual underlying securities instead of pooling the assets with other investors. The individual assets of separately managed accounts are held in the name of the Plan and are generally considered separately as individual investments for accounting, auditing and financial statement reporting purposes.
Included in the investment options are the following separately managed accounts for which the underlying investments are listed individually on Form 5500, Schedule H, line 4i:
• GSK Stock Fund
• Dodge & Cox Large Cap US Equity Fund
The underlying of the separately managed accounts represent common stocks and money market funds as described above and disclosed in Note 4.
The Plan also offers a separately managed Stable Value Fund (SVF) investment option which includes fully benefit responsive synthetic Guaranteed Investment Contracts (GICs). The underlying synthetic GICs are presented at contract value. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses.
The SVF invests in synthetic GICs and a diversified portfolio of high-quality fixed income securities including money market funds, limited partnership funds, and common collective trust funds. The synthetic GICs issued by insurance companies and other financial institutions are designed to help preserve principal and provide a stable crediting rate. The crediting rate for synthetic GICs is based on a formula agreed upon with the issuer in the contract and is guaranteed by the issuer not to fall below zero. These contracts also provide that participant-initiated withdrawals, permitted by the Plan, will be paid at contract value. A wrapper contract provides that realized and unrealized gains and losses on the underlying fixed income portfolio are not reflected immediately in the net assets of the fund, but rather are amortized over the duration of the underlying assets through adjustments to the future interest crediting rate. Primary variables impacting future crediting rates of the investment contract include the current yield, duration, and existing difference between market and contract value of the underlying assets within the wrap contract.
The underlying investments of the synthetic contracts are listed individually on Form 5500, Schedule H, line 4i. See Note 3 for further information on the synthetic GICs.
Purchases and sales of investments are recorded on the trade-date basis. Interest income is recognized as earned. Dividend income is recorded on the ex-dividend date.
The Plan presents in the Statement of Changes in Net Assets Available for Benefits, the net appreciation in the fair value of its investments, which includes realized gains and losses and unrealized appreciation and depreciation.
Benefits Paid to Participants
Benefits paid to participants from participants’ accounts are recorded when paid.